Document And Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Entity Registrant Name	YINGLI GREEN ENERGY HOLDING CO LTD
Entity Central Index Key	0001394029
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	YGE
Entity Common Stock, Shares Outstanding	181,763,770
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY